Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill impairment charge	$ 0	$ 0	$ 0
Total accumulated goodwill impairment	89,700,000
Intangible assets, net	805,000	3,262,000
Amortization of intangible assets	$ 2,457,000	$ 3,685,000	$ 3,685,000